Segment Information (Tables)	9 Months Ended
Sep. 30, 2015
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP, which is the most directly comparable measure included in our condensed consolidated statements of operations, for the three and nine months ended September 30, 2015 and 2014 is provided below.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Operating profit	$288	$562	$1,039	$1,764
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(18)	(56)	(52)	(98)
Interest expenses of Industrial Activities, net of interest income and eliminations	(118)	(150)	(341)	(449)
Other, net	(235)	(97)	(403)	(254)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$(83)	$259	$243	$963

Summary of Operating Segment Information

The following summarizes revenues by reportable segment (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$2,431	$3,659	$8,043	$11,801
Construction Equipment	591	841	1,933	2,546
Commercial Vehicles	2,189	2,522	6,696	7,534
Powertrain	800	1,025	2,648	3,476
Eliminations and other	(462)	(644)	(1,512)	(2,177)
Net sales of Industrial Activities	5,549	7,403	17,808	23,180
Financial Services	390	455	1,226	1,363
Eliminations and other	(89)	(119)	(266)	(353)
Total Revenues	$5,850	$7,739	$18,768	$24,190

Operating Profit [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Operating Profit:	(in millions)		(in millions)
Agricultural Equipment	$137	$433	$604	$1,529
Construction Equipment	37	39	72	70
Commercial Vehicles	60	20	128	(71)
Powertrain	35	59	124	157
Eliminations and other	(24)	(29)	(59)	(73)
Operating profit of Industrial Activities	$245	$522	$869	$1,612
Financial Services	128	121	397	407
Eliminations and other	(85)	(81)	(227)	(255)
Total Operating profit	$288	$562	$1,039	$1,764